Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable	$ 26,953	$ 32,800	$ 152,759
Allowance for discounts			(1,396)
Accounts receivable, net	$ 26,953	$ 32,800	$ 151,363